Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,249,076,714.23
Previously Paid Amount	0.00
Total Fee Amount	172,497.50
Total Offset Amount	0.00
Net Fee	$ 172,497.50
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A